Contract Assets and Liabilities - Schedule of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Contract Assets and Liabilities [Abstract]
Contract assets	$ 24,969	$ 14,806
Contract liabilities	$ 630	$ 3,674